Long term loan, Changes in long term loans from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Changes in long term loans from financing activities [Abstract]
Beginning balance	$ 81,610
Cash flows [Abstract]
Proceeds from loans and borrowings	0	$ 31,176	[1]	$ 5,914
Repayment of loans and borrowings	0	(21,990)	[1]	$ 0
Liability related [Abstract]
Paid in kind interest	5,585
Amortization of debt costs	107
Accrued interest	1,439	0
Ending balance	$ 88,741	$ 81,610

[1]	see Note 27